SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 32 - SUBSEQUENT EVENTS No material subsequent events identified.